Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 9,883,796	$ 283,341
Grant funds and other receivables	182,663	68,603
Prepaid expenses and other current assets	168,689	95,320
Total current assets	10,235,148	447,264
Property and equipment, net (Note 3)	147,741	10,606
Deposits	11,010	11,010
Total assets	10,393,899	468,880
Current liabilities:
Accounts payable	267,702	152,653
Accrued expenses (Note 4)	359,281	1,851,040
Current portion of notes payable	183,326	12,500
Total current liabilities	810,309	2,016,193
Note payable, net of current portion	14,738	27,243
Total liabilities	825,047	2,043,436
Commitments (Note 7)
Stockholders’ equity (deficiency):
Preferred stock, $.01 par value (Note 8): Authorized shares – 10,000,000 Issued and outstanding shares – 100 and 2,486 at December 31, 2020 and 2019, respectively	76,095	1,932,433
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 3,834,095 and 14,992 at December 31, 2020 and 2019, respectively	3,834	15
Additional paid-in capital	55,294,504	39,340,509
Accumulated deficit	(45,805,581)	(42,847,513)
Total stockholders’ equity (deficiency)	9,568,852	(1,574,556)
Total liabilities and stockholders’ equity (deficiency)	$ 10,393,899	$ 468,880